Supplemental information on statement of cash flows	12 Months Ended
Dec. 31, 2024
Supplemental Information On Statement Of Cash Flows
Supplemental information on statement of cash flows

35.	Supplemental information on statement of cash flows

	2024	2023	2022
Amounts paid during the year:
Withholding income tax paid on behalf of third-parties	1,307	1,403	1,413
Transactions not involving cash
Purchase of property, plant and equipment on credit	1,081	−	19
Lease	10,107	14,992	6,923
Provision for decommissioning costs	6,393	2,641	3,260
Use of tax credits and judicial deposit for the payment of contingency	256	144	1,236
Remeasurement of property, plant and equipment acquired in previous periods	−	5	24
Earnout related to Atapu and Sépia fields	268	280	694

35.1.	Reconciliation of Depreciation, depletion and amortization with Statements of Cash Flows

	2024	2023	2022
Depreciation and depletion of Property, plant and equipment	14,953	15,306	14,618
Amortization of Intangible assets	134	104	77
Capitalized depreciation	(2,438)	(1,965)	(1,343)
Depreciation of right of use - recovery of PIS/COFINS	(170)	(165)	(134)
Depreciation, depletion and amortization in the Statements of Cash Flows	12,479	13,280	13,218